Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Jun 1, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Dec 31, 2011

John Hancock Funds II
Supplement dated 6-01-12 to the current Class A Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class A before tax	7.57	7.57
After tax on distributions	5.11	5.11
After tax on distributions, with sale	4.85	4.85
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class I Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class I before tax	13.07	13.07
After tax on distributions	10.33	10.33
After tax on distributions, with sale	8.42	8.42
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class NAV Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the “Past performance” section for the fund, the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.
Average Annual Total Returns for period ended 12/31/2010

		Inception
	1 Year	1-04-10
Class NAV before tax	12.51%	12.51%

Class NAV after on distributions	9.93%	9.93%
Class NAV after on distributions, with sale	8.06%	8.06%
JP Morgan EMBI Global Index*	12.04%	12.04%
JP Morgan EMBI Global Diversified Index*	12.24%	12.24%

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated 6-01-12 to the current Class A Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class A before tax	7.57	7.57
After tax on distributions	5.11	5.11
After tax on distributions, with sale	4.85	4.85
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class I Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class I before tax	13.07	13.07
After tax on distributions	10.33	10.33
After tax on distributions, with sale	8.42	8.42
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class NAV Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the “Past performance” section for the fund, the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.
Average Annual Total Returns for period ended 12/31/2010

		Inception
	1 Year	1-04-10
Class NAV before tax	12.51%	12.51%

Class NAV after on distributions	9.93%	9.93%
Class NAV after on distributions, with sale	8.06%	8.06%
JP Morgan EMBI Global Index*	12.04%	12.04%
JP Morgan EMBI Global Diversified Index*	12.24%	12.24%

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated 6-01-12 to the current Class A Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class A before tax	7.57	7.57
After tax on distributions	5.11	5.11
After tax on distributions, with sale	4.85	4.85
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.57%
Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares | JP Morgan EMBI Global Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class A Shares | JP Morgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.24%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated 6-01-12 to the current Class I Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class I before tax	13.07	13.07
After tax on distributions	10.33	10.33
After tax on distributions, with sale	8.42	8.42
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares | before tax | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.07%
Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
Inception	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares | After tax on distributions, with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%
Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares | JP Morgan EMBI Global Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class I Shares | JP Morgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.24%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated 6-01-12 to the current Class NAV Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the “Past performance” section for the fund, the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.
Average Annual Total Returns for period ended 12/31/2010

		Inception
	1 Year	1-04-10
Class NAV before tax	12.51%	12.51%

Class NAV after on distributions	9.93%	9.93%
Class NAV after on distributions, with sale	8.06%	8.06%
JP Morgan EMBI Global Index*	12.04%	12.04%
JP Morgan EMBI Global Diversified Index*	12.24%	12.24%

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares | before tax | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.51%
Inception	rr_AverageAnnualReturnSinceInception	12.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares | After tax on distributions | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.93%
Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares | After tax on distributions, with sale | Class NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares | JP Morgan EMBI Global Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010
John Hancock Emerging Markets Debt Fund | Prospectus Class NAV Shares | JP Morgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.24%	[1]
Inception	rr_AverageAnnualReturnSinceInception	12.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2010

[1]	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2012